Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
Components of Inventories

	December 31, 2025	December 31, 2024
Supplies and consumables	$54,504	$28,980
Stockpiles	33,925	5,024
Work in progress	5,197	3,049
Finished goods	13,485	5,041
	$107,111	$42,094